STARBOARD INVESTMENT TRUST
ARIN LARGE CAP THETA FUND
(the “Fund”)

Supplement dated June 21, 2022
to the Summary Prospectus dated June 21, 2022

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and should be retained and read in conjunction with, the Summary Prospectus for the Fund.

The investment objective of the Fund is changing effective August 22, 2022.  From June 21, 2022 until August 22, 2022, the sentence under “Investment Objectives” should read:

The Arin Large Cap Theta Fund (the “Fund”) seeks maximum relative total return versus the S&P 500 Stock Index through a combination of capital appreciation and current income.

For further information, please contact the Fund toll-free at 1-800-773-3863. You may obtain additional copies of the Summary Prospectus, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.

Investors Should Retain This Supplement for Future Reference

STARBOARD INVESTMENT TRUST
ARIN LARGE CAP THETA FUND
(the “Fund”)

Supplement dated June 21, 2022
to the Prospectus dated June 21, 2022

This Supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with, the for the Fund.

The investment objective of the Fund is changing effective August 22, 2022.  From June 21, 2022 until August 22, 2022, the sentence under “SUMMARY – INVESTMENT OBJECTIVES” should read:

The Arin Large Cap Theta Fund (the “Fund”) seeks maximum relative total return versus the S&P 500 Stock Index through a combination of capital appreciation and current income.

In addition, the first paragraph under “ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND RISKS” should read:

The Fund seeks maximum relative total return versus the S&P 500 Stock Index through a combination of capital appreciation and current income. The Fund’s investment objectives may be changed without shareholder approval upon sixty days’ prior written notice to shareholders.

For further information, please contact the Fund toll-free at 1-800-773-3863. You may obtain additional copies of the Prospectus, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.

Investors Should Retain This Supplement for Future Reference